Inventories (Tables)	12 Months Ended
Mar. 29, 2020
Inventories [Abstract]
Schedule of Inventories

	March 29, 2020	March 31, 2019
	$	$
Raw materials	61.5	45.7
Work in progress	19.4	19.0
Finished goods	331.4	202.6
Total inventories at the lower of cost and net realizable value	412.3	267.3

Schedule of Cost of Sales
Amounts charged to cost of sales comprise the following:

	Year ended
	March 29, 2020	March 31, 2019	March 31, 2018
	$	$	$
Cost of goods manufactured	352.4	309.0	238.7
Depreciation and amortization	12.4	4.7	4.9
	364.8	313.7	243.6